FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  6/30/03

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	8/01/03

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         70 data records

Form 13F Information Table Value Total:          74,850 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206     1055    24280 SH       SOLE                     1400             22880
General Motors 5.25% Conv Pfd  PFD CV           370442733      800    35700 SH       SOLE                     2200             33500
Motorola Equity Units $3.50 Cv PFD CV           620076208      518    15900 SH       SOLE                     2300             13600
AFLAC, Inc.                    COM              001055102     1310    42600 SH       SOLE                     2600             40000
AOL Time Warner                COM              00184A105      353    21912 SH       SOLE                     5725             16187
Albertson's Inc.               COM              013104104     2123   110550 SH       SOLE                    15500             95050
Allstate                       COM              020002101      488    13685 SH       SOLE                      962             12723
American Express Co.           COM              025816109     2601    62200 SH       SOLE                     8950             53250
American Int'l Group           COM              026874107      690    12496 SH       SOLE                     2343             10153
American Power Conversion      COM              029066107      217    13900 SH       SOLE                     7400              6500
Amgen                          COM              031162100     2618    39698 SH       SOLE                     6450             33248
Amphenol Corp. A               COM              032095101      502    10725 SH       SOLE                     1350              9375
Archer-Daniels-Midland         COM              039483102      425    33000 SH       SOLE                     4700             28300
Ariba Inc.                     COM              04033V104       80    26800 SH       SOLE                     8550             18250
BB & T Corp.                   COM              054937107     1800    52475 SH       SOLE                     6900             45575
Boeing Co.                     COM              097023105      880    25650 SH       SOLE                     3300             22350
Bristol-Myers Squibb Co.       COM              110122108     1537    56620 SH       SOLE                     5350             51270
Cardinal Health                COM              14149Y108      225     3500 SH       SOLE                     2400              1100
Check Point Software Technolog COM              M22465104      553    28350 SH       SOLE                     4500             23850
Cirrus Logic                   COM              172755100      116    29000 SH       SOLE                    10000             19000
Citigroup, Inc.                COM              172967101     2771    64754 SH       SOLE                     6919             57835
Comerica, Inc.                 COM              200340107     1747    37575 SH       SOLE                     4825             32750
Compuware Corp.                COM              205638109      324    56600 SH       SOLE                    10700             45900
Corning Inc.                   COM              219350105      113    15230 SH       SOLE                      600             14630
DST Systems                    COM              233326107      281     7400 SH       SOLE                     2000              5400
Deutsche Telekom AG            COM              251566105      166    10950 SH       SOLE                     2300              8650
Duke Energy Corp.              COM              264399106      644    32291 SH       SOLE                     6125             26166
Elan Corp  plc ADR             COM              284131208      261    46300 SH       SOLE                     8700             37600
Electronic Data Systems Corp.  COM              285661104     2132    99400 SH       SOLE                    12800             86600
FPL Group, Inc.                COM              302571104     4344    64980 SH       SOLE                     8700             56280
Ford Motor Co.                 COM              345370860      112    10200 SH       SOLE                     1000              9200
General Dynamics               COM              369550108     1508    20800 SH       SOLE                     3400             17400
General Electric               COM              369604103     2872   100131 SH       SOLE                    12550             87581
General Motors Cl. H           COM              370442832      894    69800 SH       SOLE                    10575             59225
Hewlett-Packard                COM              428236103      207     9721 SH       SOLE                      900              8821
Home Depot                     COM              437076102      710    21451 SH       SOLE                     1300             20151
Honeywell Int'l                COM              438516106     1812    67475 SH       SOLE                    10925             56550
Hospitality Properties Trust   COM              44106M102      903    28900 SH       SOLE                     2600             26300
IBM Corp.                      COM              459200101     2353    28518 SH       SOLE                     3900             24618
Intel Corp.                    COM              458140100      299    14360 SH       SOLE                     1000             13360
JDS Uniphase Corporation       COM              46612J101      137    39250 SH       SOLE                     6700             32550
Jefferson-Pilot Corp.          COM              475070108     2504    60399 SH       SOLE                     7950             52449
Johnson & Johnson              COM              478160104     1612    31175 SH       SOLE                     4350             26825
Kimberly-Clark Corp.           COM              494368103     2332    44725 SH       SOLE                     5525             39200
Liberty Media Corp - A         COM              530718105     1419   122723 SH       SOLE                    17112            105611
Marsh & McLennan Cos. Inc.     COM              571748102     1898    37166 SH       SOLE                     5150             32016
Masco Corp.                    COM              574599106      207     8700 SH       SOLE                      800              7900
McDonalds Corp.                COM              580135101      222    10050 SH       SOLE                      300              9750
McGraw-Hill Inc.               COM              580645109      307     4950 SH       SOLE                     1500              3450
Merck & Co., Inc.              COM              589331107     2925    48310 SH       SOLE                     6700             41610
Microsoft Corp.                COM              594918104     3236   126217 SH       SOLE                    16100            110117
Motorola, Inc                  COM              620076109      261    27628 SH       SOLE                     2230             25398
NEXTEL Communications 'A'      COM              65332V103      361    20000 SH       SOLE                     3700             16300
Nokia Corp. ADR 'A'            COM              654902204      239    14560 SH       SOLE                     1600             12960
Oracle Corp.                   COM              68389X105      282    23500 SH       SOLE                      400             23100
Perrigo Co.                    COM              714290103      190    12150 SH       SOLE                     2000             10150
Pfizer, Inc.                   COM              717081103     2264    66299 SH       SOLE                     6500             59799
Pitney Bowes                   COM              724479100      672    17500 SH       SOLE                                      17500
Popular Inc.                   COM              733174106      545    14140 SH       SOLE                    10740              3400
Raytheon Company               COM              755111507     1837    55950 SH       SOLE                     5300             50650
Royal Dutch Petroleum Co.      COM              780257804     2161    46350 SH       SOLE                     6600             39750
Sara Lee Corp.                 COM              803111103     2297   122100 SH       SOLE                    16800            105300
Schering-Plough                COM              806605101      538    28950 SH       SOLE                     3550             25400
Solectron Corp.                COM              834182107      187    50000 SH       SOLE                    11400             38600
Stryker Corp.                  COM              863667101      277     4000 SH       SOLE                                       4000
Sun Microsystems Inc.          COM              866810104      177    38120 SH       SOLE                     2700             35420
Synopsys, Inc.                 COM              871607107      694    11200 SH       SOLE                      700             10500
Teva Pharm. Indus. ADR         COM              881624209     1314    23100 SH       SOLE                     4250             18850
United Microelectronics        COM              910873207      149    39850 SH       SOLE                     4500             35350
Walt Disney Co.                COM              254687106      261    13200 SH       SOLE                      600             12600